United States
Securities And Exchange Commission
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-03541
Asset Management Fund
(Exact name of registrant as specified in charter)
230 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 4041 North High Street, Suite 402, Columbus, Ohio 43214

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 527-3713
Date of fiscal year end: 10/31
Date of reporting period: 4/30/10
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ASSET MANAGEMENT FUND
230 West Monroe Street
Chicago, IL 60606

ASSET MANAGEMENT FUND

Managed by:
Shay Assets Management, Inc.

SEMI-ANNUAL REPORT
April 30, 2010

ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		8,272	$8,272

TOTAL INVESTMENT COMPANIES			8,272

	Percentage
	of Net	Principal
	Assets	Amount	Value

REPURCHASE AGREEMENTS	99.8%
Bank of America, 0.19%, (Agreement dated 4/30/10 to be repurchased at $21,433,339 on 5/3/10. Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Security, 0.79%, with a value of $21,861,661, due at 3/20/40)		$21,433,000	$21,433,000

TOTAL REPURCHASE AGREEMENTS			21,433,000

TOTAL INVESTMENTS (Cost $21,441,272)(a)	99.8%		21,441,272
NET OTHER ASSETS (LIABILITIES)	0.2%		35,824

Net Assets applicable to 21,491,367 Shares of Common Stock issued and outstanding	100.0%		$21,477,096

Net Asset Value, offering and redemption price per share ($21,477,096 ÷ 21,491,367 Shares)			$1.00

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	47.2%
1 Yr. Constant Maturity Treasury Based ARMS	17.7%
Bear Stearns Adjustable Rate Mortgage Trust
3.41%		3/25/31	$1,569,409	$1,555,782
CS First Boston Mortgage Securities Corp.
5.27%		11/25/31	672,868	649,065
2.95%		6/25/32	385,814	330,023
Fannie Mae
3.06%		7/1/28	2,838,364	2,961,632
2.66%		8/1/29	2,439,154	2,520,206
4.07%		3/1/30	284,971	299,196
2.88%		1/1/32	4,044,903	4,194,739
2.68%		5/1/33	1,307,920	1,363,675
2.91%		9/1/33	3,544,295	3,688,811
2.68%		1/1/35	9,546,840	9,966,444
4.66%		11/1/35	12,638,869	13,279,951
4.28%		5/25/42	6,715,768	6,661,982
Fannie Mae Grantor Trust
4.68%		5/25/42	12,461,177	12,835,785
4.79%		5/25/42	11,834,763	11,882,651
4.27%		8/25/43	12,867,860	12,974,419
Fannie Mae Whole Loan
5.05%		8/25/42	3,942,023	3,870,317
4.72%		8/25/42	12,233,406	12,778,172
4.55%		4/25/45	21,728,634	20,786,315
FHLMC Structured Pass-Through Securities
4.68%		3/25/44	2,647,926	2,717,021
1.86%		7/25/44	3,773,173	3,720,020
Freddie Mac
4.57%		10/1/22	1,121,292	1,171,487
5.51%		8/1/24	1,222,328	1,289,747
2.70%		9/1/27	1,436,131	1,483,567
2.85%		12/1/27	1,416,916	1,471,520
2.76%		12/1/27	1,354,773	1,403,117
2.77%		9/1/28	9,920,296	10,284,681
2.75%		9/1/30	979,544	1,007,997
2.87%		7/1/31	6,000,650	6,200,611

				153,348,933

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

6 Mo. Certificate of Deposit Based ARMS	0.5%
Fannie Mae
1.98%		6/1/21	$1,331,619	$1,336,979
2.85%		12/1/24	2,131,057	2,170,454
Freddie Mac
2.71%		1/1/26	753,856	769,104

				4,276,537

6 Mo. London Interbank Offering Rate (LIBOR)	4.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.22%		3/25/31	312,993	303,672
Fannie Mae
1.66%		9/1/27	3,408,908	3,467,822
1.68%		3/1/28	3,227,900	3,279,693
2.59%		6/1/28	565,709	584,321
1.72%		9/1/33	1,381,969	1,403,276
1.67%		11/1/33	2,649,792	2,692,833
2.05%		11/1/33	1,147,266	1,169,525
Freddie Mac
2.96%		9/1/30	3,382,938	3,512,119
Mastr Adjustable Rate Mortgages Trust
2.27%		1/25/34	807,332	693,773
MLCC Mortgage Investors, Inc.
2.15%		10/25/28	6,773,470	6,199,094
Structured Asset Mortgage Investments, Inc.
2.11%		7/19/32	2,955,665	2,667,901
2.76%		11/19/33	3,112,236	2,329,104
2.75%		12/19/33	5,464,275	4,818,043
Structured Asset Securities Corp.
4.33%		12/25/32	1,070,273	982,295
3.41%		2/25/33	1,817,037	1,663,755

				35,767,226

Cost of Funds Index Based ARMS	5.3%
Fannie Mae
3.67%		2/1/28	16,036,068	16,770,218
3.04%		8/1/33	9,487,150	9,786,272
3.08%		11/1/36	10,856,475	11,251,100
2.86%		6/1/38	8,115,480	8,376,678

				46,184,268

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

HYBRID ARMS	12.0%
Banc of America Funding Corp.
2.99%		5/25/35	$10,377,070	$2,533,084
4.45%		2/20/36	3,921,657	80,355
Banc of America Mortgage Securities
4.14%		7/25/33	2,240,892	1,236,728
5.30%		4/25/35	10,535,502	8,766,789
5.24%		7/25/35	11,476,834	10,454,045
Bear Stearns Adjustable Rate Mortgage Trust
4.70%		8/25/35	9,414,056	473,226
Chase Mortgage Finance Corp.
5.41%		1/25/36	5,450,939	1,481,575
Countrywide Home Loans
4.30%		11/19/33	2,295,882	1,098,161
5.85%		5/20/36	1,669,827	26,190
Fannie Mae
2.58%		1/1/35	5,274,246	5,509,305
2.79%		1/1/35	7,301,087	7,622,271
2.59%		6/1/35	19,339,702	20,165,047
First Horizon Alternative Mortgage Securities
4.44%		6/25/35	6,732,353	421,768
First Horizon Mortgage Pass-Through Trust
3.94%		12/25/34	1,819,971	1,020,036
5.30%		6/25/35	8,043,560	7,412,642
GMAC Mortgage Corporation Loan Trust
5.17%		11/19/35	10,787,334	9,380,824
GSR Mortgage Loan Trust
3.23%		9/25/35	14,823,787	2,452,329
4.89%		10/25/35	11,425,087	1,199,566
JP Morgan Mortgage Trust
4.19%		7/25/35	6,547,864	772,294
Mastr Adjustable Rate Mortgages Trust
6.37%		10/25/32	710,239	699,275
Merrill Lynch Mortgage Investors Trust
3.51%		2/25/34	3,302,139	1,468,560
Morgan Stanley Mortgage Loan Trust
3.64%		2/25/34	3,519,411	2,296,514
3.12%		9/25/34	2,845,301	755,481
4.89%		6/25/36	8,049,472	1,562,805
Provident Funding Mortgage Loan Trust
2.83%		4/25/34	1,356,205	761,740
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Residential Accredit Loans, Inc.
3.79%		4/25/35	$5,647,942	$381,807
Structured Adjustable Rate Mortgage Loan Trust
3.31%		5/25/34	7,949,293	2,086,038
WAMU Mortgage Pass-Through Certificates
3.04%		6/25/33	1,404,762	705,025
Wells Fargo Mortgage Backed Securities Trust
3.09%		9/25/34	6,283,159	2,454,308
2.99%		11/25/34	8,246,460	3,457,897
3.28%		12/25/34	9,320,047	4,645,317
4.93%		3/25/36	13,413,867	646,723
5.55%		5/25/36	5,743,599	182,928

				104,210,653

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	7.6%
Adjustable Rate Mortgage Trust
0.46%		3/25/37	4,244,254	133,995
Banc of America Funding Corp.
0.55%		2/20/47	7,591,019	99,063
Fannie Mae
0.66%		9/18/31	2,500,566	2,515,772
FHLMC Structured Pass-Through Securities
0.62%		10/25/29	4,090,402	3,897,356
Greenpoint Mortgage Funding Trust
0.57%		10/25/45	6,912,102	3,932,765
GSR Mortgage Loan Trust
0.61%		3/25/32	846,151	818,449
JP Morgan Alternative Loan Trust
0.48%		11/25/36	3,664,713	543,154
0.57%		11/25/36	10,456,781	19,345
Lehman XS Trust
0.42%		3/25/37	44,105,612	20,024,032
Merrill Lynch Mortgage Investors Trust
0.46%		7/25/36	5,333,023	2,139,317
Morgan Stanley Mortgage Loan Trust
0.50%		8/25/36	17,577,858	1,375,012
0.50%		10/25/36	8,037,496	595,742
0.51%		11/25/36	12,157,170	922,813
0.50%		12/25/36	6,759,353	436,204
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Nomura Asset Acceptance Corp.
0.61%		12/25/35	$2,616,670	$93,350
Residential Accredit Loans, Inc.
0.48%		7/25/36	10,467,801	4,173,922
Structured Adjustable Rate Mortgage Loan Trust
0.47%		2/25/37	2,028,970	61,947
Thornburg Mortgage Securities Trust
0.44%		10/25/46	24,415,090	23,629,559

				65,411,797

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				409,199,414

FIXED RATE MORTGAGE-RELATED SECURITIES	43.2%
Collateralized Mortgage Obligations	43.2%
Fannie Mae
5.00%		2/25/18	8,803,152	9,324,321
4.00%		2/25/23	14,842,221	15,398,146
4.00%		10/25/23	6,335,758	6,558,055
4.50%		3/25/24	16,000,906	16,817,559
5.00%		3/25/24	10,732,528	11,399,565
4.00%		3/25/24	16,849,287	17,469,159
4.50%		3/25/27	19,039,247	19,949,494
5.50%		8/25/27	4,114,282	4,196,118
6.00%		1/25/29	2,512,825	2,556,223
5.00%		5/25/32	11,665,004	12,322,760
5.50%		9/25/34	30,057,425	31,697,989
5.50%		1/25/36	9,235,262	9,928,913
Freddie Mac
5.38%		9/15/11	9,072,063	9,447,361
4.50%		12/15/13	9,151,970	9,381,660
4.00%		6/15/22	46,208,816	47,805,838
5.50%		1/15/23	1,821,229	1,889,892
4.00%		8/15/23	25,163,162	26,144,432
6.00%		3/15/32	14,275,173	15,342,268
5.00%		7/15/32	25,859,347	27,130,678
5.50%		2/15/33	14,581,254	15,477,301
5.00%		4/15/37	6,619,072	6,800,072
4.00%		4/15/37	6,195,799	6,329,927
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Government National Mortgage Association
2.27%		7/16/18	$634,532	$634,258
4.03%		5/16/22	2,212,779	2,238,666
4.49%		10/16/25	4,300,679	4,384,680
5.08%		1/16/30	1,445,157	1,518,092
4.50%		10/20/33	8,802,369	8,917,680
5.00%		8/20/35	14,645,664	15,451,537
4.50%		11/20/36	12,861,246	13,195,423
Residential Accredit Loans, Inc.
6.00%		12/25/35	6,860,854	5,107,049

				374,815,116

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				374,815,116

U.S. GOVERNMENT AGENCIES	0.7%
FDIC Structured Sale Guaranteed Notes
1.04%(a)		10/25/11	2,000,000	1,970,200
3.00%(a)		9/30/19	3,845,518	3,848,210

				5,818,410

TOTAL U.S. GOVERNMENT AGENCIES				5,818,410

U.S. GOVERNMENT OBLIGATIONS	3.7%
U.S. Treasury Note
1.00%		3/31/12	32,300,000	32,344,251

TOTAL U.S. GOVERNMENT OBLIGATIONS				32,344,251

	Percentage
	of Net
	Assets	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		808	$808

TOTAL INVESTMENT COMPANIES			808

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net		Principal
	Assets		Amount	Value

REPURCHASE AGREEMENTS	6.3%
Bank of America, 0.19%, (Agreement dated 4/30/10 to be repurchased at $54,992,871 on 5/3/10. Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Security, 0.79%, with a value of $56,091,840, due at 3/20/40)			$54,992,000	$54,992,000

TOTAL REPURCHASE AGREEMENTS				54,992,000

TOTAL INVESTMENTS (Cost $1,105,131,270)(b)	101.1%			877,169,999
NET OTHER ASSETS (LIABILITIES)	(1	.1)%		(9,302,035)

Net Assets applicable to 117,384,701 Shares of Common Stock issued and outstanding	100.0%			$867,867,964

Net Asset Value, offering and redemption price per share
($867,867,964 ÷ 117,384,701 Shares)				$7.39

*	The rates presented are the rates in effect at April 30, 2010.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)	Represents cost for financial reporting purposes. FHLMC Federal Home Loan Mortgage Corporation

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	76.1%
1 Yr. Constant Maturity Treasury Based ARMS	37.5%
Fannie Mae
2.90%		10/1/28	$199,535	$207,692
3.21%		12/1/30	534,130	562,492
2.88%		1/1/32	1,821,208	1,888,671
2.83%		7/1/33	835,683	866,256
Freddie Mac 2.83%		11/1/28	180,944	188,838
3.31%		1/1/29	720,269	759,996
2.80%		7/1/30	571,422	592,162
2.79%		9/1/30	119,413	124,469
3.02%		8/1/31	1,256,048	1,309,656
Fund America Investors Corp. II
2.78%		6/25/23	412,485	392,784

				6,893,016

6 Mo. London Interbank Offering Rate (LIBOR)	1.4%
Structured Adjustable Rate Mortgage Loan Trust
3.27%		8/25/34	492,237	155,882
Structured Asset Securities Corp.
3.03%		11/25/32	119,219	92,944

				248,826

Cost of Funds Index Based ARMS	1.1%
Regal Trust IV
3.29%(a)		9/29/31	156,567	132,341
Ryland Mortgage Securities Corp.
3.92%		10/25/23	68,096	64,361

				196,702

HYBRID ARMS	25.2%
Adjustable Rate Mortgage Trust
3.69%		10/25/35	698,455	132,232
3.47%		3/25/36	381,600	99,381
Banc of America Funding Corp.
4.11%		5/20/35	1,751,576	132,016
4.45%		2/20/36	660,316	4,583
Banc of America Mortgage Securities
6.21%		1/20/38	1,543,326	212,919
Bear Stearns Adjustable Rate Mortgage Trust
4.09%		10/25/35	1,673,706	56,806
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Fannie Mae
2.59%		6/1/35	$313,671	$327,058
GSR Mortgage Loan Trust
5.01%		1/25/36	1,876,094	80,269
Indymac INDA Mortgage Loan Trust
5.07%		11/25/35	1,786,874	1,603,245
5.82%		9/25/36	1,415,649	950,426
Morgan Stanley Mortgage Loan Trust
4.89%		6/25/36	1,296,384	155,851
Mortgageit Trust
1.65%		5/25/35	318,342	62,828
1.65%		5/25/35	202,873	31,072
Sequoia Mortgage Trust
2.95%		4/20/35	422,866	33,372
Structured Adjustable Rate Mortgage Loan Trust
2.98%		4/25/35	1,394,618	52,451
5.54%		10/25/35	1,966,449	99,817
WAMU Mortgage Pass-Through Certificates
2.75%		2/25/33	101,394	36,596
Wells Fargo Mortgage Backed Securities Trust
3.13%		5/25/35	504,050	227,878
2.98%		6/25/35	2,519,011	343,740

				4,642,540

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	10.9%
Adjustable Rate Mortgage Trust
0.53%		11/25/35	716,400	500,928
Bear Stearns Alt-A Trust
0.48%		8/25/36	640,205	34,383
Morgan Stanley Mortgage Loan Trust
0.35%		6/25/36	138,279	135,707
Sequoia Mortgage Trust
0.88%		9/20/33	618,007	536,655
Structured Asset Mortgage Investments, Inc.
2.06%		2/19/35	524,165	86,650
See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Structured Asset Securities Corp.
1.47%		3/25/33	$215,738	$167,971
1.61%		5/25/33	222,169	186,565
1.46%		11/25/33	432,369	360,993

				2,009,852

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				13,990,936

FIXED RATE MORTGAGE-RELATED SECURITIES	13.0%
Collateralized Mortgage Obligations	13.0%
Freddie Mac 4.00%		8/15/23	1,839,178	1,910,900
Government National Mortgage Association 4.50%		10/20/33	466,027	472,132

				2,383,032

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				2,383,032

U.S. GOVERNMENT OBLIGATIONS	3.8%
U.S. Treasury Note 1.00%		3/31/12	700,000	700,959

TOTAL U.S. GOVERNMENT OBLIGATIONS				700,959

	Percentage
	of Net
	Assets	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		318	$318

TOTAL INVESTMENT COMPANIES			318

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value

REPURCHASE AGREEMENTS	7.0%
Bank of America, 0.19%, (Agreement dated 4/30/10 to be repurchased at $1,291,020 on 5/3/10. Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Security, 0.79%, with a value of $1,316,821, due at 3/20/40)		$1,291,000	$1,291,000

TOTAL REPURCHASE AGREEMENTS			1,291,000

TOTAL INVESTMENTS (Cost $36,119,731)(b)	99.9%		$18,366,245
NET OTHER ASSETS (LIABILITIES)	0.1%		22,405

Net Assets applicable to 3,364,259 Shares of Common Stock issued and outstanding	100.0%		$18,388,650

Net Asset Value, offering and redemption price per share ($18,388,650 ÷ 3,364,259 Shares)			$5.47

*	The rates presented are the rates in effect at April 30, 2010.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	45.6%
1 Yr. Constant Maturity Treasury Based ARMS	27.0%
Fannie Mae
3.17%		5/1/31	$715,614	$750,939
2.88%		1/1/32	2,563,222	2,658,172
Fannie Mae Grantor Trust
4.27%		8/25/43	2,512,862	2,533,671
Freddie Mac
2.75%		3/1/27	393,614	408,853
3.02%		8/1/31	1,831,952	1,910,139

				8,261,774

HYBRID ARMS	2.8%
Fannie Mae
2.79%		1/1/35	624,447	651,917
2.59%		6/1/35	190,930	199,079

				850,996

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	15.8%
Freddie Mac Whole Loan
0.41%		9/25/35	4,916,904	4,821,123

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				13,933,893

FIXED RATE MORTGAGE-RELATED SECURITIES	46.1%
15 Yr. Securities	0.1%
Freddie Mac
8.00%		12/17/15	33,065	34,793

Collateralized Mortgage Obligations	46.0%
Fannie Mae
4.00%		2/25/23	2,591,757	2,688,833
Freddie Mac
4.50%		4/15/19	2,918,904	3,068,364
4.00%		8/15/23	2,548,273	2,647,646
See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Government National Mortgage Association
5.12%		1/16/28	$1,070,337	$1,130,737
4.79%		6/16/31	1,039,163	1,104,509
4.50%		10/20/33	1,847,752	1,871,957
4.50%		11/20/36	1,497,089	1,535,988

				14,048,034

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				14,082,827

	Percentage
	of Net
	Assets		Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			643	$643

TOTAL INVESTMENT COMPANIES				643

	Percentage
	of Net		Principal
	Assets		Amount	Value

REPURCHASE AGREEMENTS	8.3%
Bank of America, 0.19%, (Agreement dated 4/30/10 to be repurchased at $2,515,040 on 5/3/10. Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Security, 0.79%, with a value of $2,565,300, due at 3/20/40)			$2,515,000	$2,515,000

TOTAL REPURCHASE AGREEMENTS				2,515,000

TOTAL INVESTMENTS (Cost $29,735,906)(a)	100.0%			30,532,363

NET OTHER ASSETS (LIABILITIES)	0.0%			11,195

Net Assets applicable to 3,260,249 Shares of Common Stock issued and outstanding	100.0%			$30,543,558

Net Asset Value, offering and redemption price per share ($30,543,558 ÷ 3,260,249 Shares)				$9.37

*	The rates presented are the rates in effect at April 30, 2010.

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	25.5%
1 Yr. Constant Maturity Treasury Based ARMS	4.8%
Countrywide Home Loans
2.94%		1/20/35	$957,870	$784,559
Lehman XS Trust
1.42%		11/25/35	1,562,102	951,315

				1,735,874

HYBRID ARMS	20.0%
Adjustable Rate Mortgage Trust
4.46%		10/25/35	3,927,910	114,184
Banc of America Mortgage Securities
3.17%		3/25/33	206,576	28,999
2.87%		4/25/33	26,331	26,008
Bear Stearns Adjustable Rate Mortgage Trust
4.09%		10/25/35	5,398,978	317,892
Countrywide Alternative Loan Trust
3.23%		12/25/34	2,888,037	358,322
Countrywide Home Loans
4.63%		12/25/33	1,106,711	564,387
5.35%		11/25/35	2,875,894	81,888
CS First Boston Mortgage Securities Corp.
3.20%		6/25/33	143,150	58,776
Fannie Mae
2.59%		6/1/35	1,200,134	1,251,351
First Horizon Alternative Mortgage Securities
4.99%		7/25/35	4,931,979	116,000
GSR Mortgage Loan Trust
5.01%		1/25/36	2,384,004	102,000
JP Morgan Mortgage Trust
4.95%		8/25/35	1,763,518	170,814
Structured Adjustable Rate Mortgage Loan Trust
2.89%		4/25/34	2,621,602	917,771
5.49%		6/25/36	3,215,131	2,976,787
Wells Fargo Mortgage Backed Securities Trust 6.02%		12/25/36	1,706,295	165,354

				7,250,533

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	0.7%
Banc of America Funding Corp.
0.57%		2/20/47	$1,923,962	$19,913
0.60%		2/20/47	1,604,102	15,704
Impac CMB Trust
1.28%		6/25/33	229,740	196,504

				232,121

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				9,218,528

FIXED RATE MORTGAGE-RELATED SECURITIES	69.8%
15 Yr. Securities	5.2%
Fannie Mae
7.00%		3/1/15	80,268	85,593
7.00%		3/1/15	72,479	77,231
7.00%		3/1/15	145,030	154,762
7.50%		11/1/15	111,945	120,717
6.50%		1/1/16	106,605	114,021
6.00%		6/1/16	313,292	337,561
6.00%		7/1/17	364,109	394,344
6.00%		7/1/17	197,738	214,394
Freddie Mac
6.00%		6/1/17	361,424	391,957

				1,890,580

Collateralized Mortgage Obligations	64.6%
Countrywide Alternative Loan Trust
5.50%		12/25/35	2,242,939	1,923,829
Credit Suisse Mortgage Capital Certificates
6.00%		2/25/37	411,644	84,749
6.00%		2/25/37	2,716,306	1,153,898
Fannie Mae
4.00%		2/25/23	3,229,947	3,350,927
4.50%		3/25/24	1,234,320	1,297,317
5.00%		5/25/32	2,487,719	2,627,994
4.00%		10/25/32	1,436,372	1,479,164
5.00%		9/25/35	422,893	428,910
See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (continued)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

First Horizon Alternative Mortgage Securities
6.00%		7/25/36	$1,075,236	$573,244
6.00%		7/25/36	1,198,637	168,617
Freddie Mac
5.00%		2/15/30	3,985,792	4,230,779
Freddie Mac Reference REMIC
5.50%		12/15/18	2,823,366	2,925,515
Government National Mortgage Association
4.50%		11/20/36	1,701,125	1,745,326
Residential Funding Mortgage Securities I
6.00%		1/25/37	3,047,361	1,393,360

				23,383,629

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				25,274,209

U.S. GOVERNMENT AGENCIES	1.3%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	480,690	481,026

TOTAL U.S. GOVERNMENT AGENCIES				481,026

	Percentage
	of Net
	Assets		Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			247	$247

TOTAL INVESTMENT COMPANIES				247

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value

REPURCHASE AGREEMENTS	3.5%
Bank of America, 0.19%, (Agreement dated 4/30/10 to be repurchased at $1,246,020 on 5/3/10. Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Security, 0.79%, with a value of $1,270,921, due at 3/20/40)		$1,246,000	$1,246,000

TOTAL REPURCHASE AGREEMENTS			1,246,000

TOTAL INVESTMENTS (Cost $72,168,015)(b)	100.1%		$36,220,010

NET OTHER ASSETS (LIABILITIES)	(0.1)%		(19,743)

Net Assets applicable to 7,511,958 Shares of Common Stock issued and outstanding	100.0%		$36,200,267

Net Asset Value, offering and redemption price per share ($36,200,267 ÷ 7,511,958 Shares)			$4.82

*	The rates presented are the rates in effect at April 30, 2010.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED
SECURITIES*	12.6%
HYBRID ARMS	1.0%
Fannie Mae
2.59%		6/1/35	$218,206	$227,518

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	11.6%
Fannie Mae
0.68%		2/25/37	2,652,551	2,599,843

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
SECURITIES				2,827,361

FIXED RATE MORTGAGE-RELATED SECURITIES	83.4%
15 Yr. Securities	0.5%
Fannie Mae
7.00%		3/1/15	99,696	106,233

30 Yr. Securities	5.2%
Fannie Mae
5.00%		3/1/38	675,214	700,586
Government National Mortgage Association
7.50%		2/15/24	96,081	105,082
7.00%		4/15/27	103,509	114,988
6.00%		1/15/29	220,540	239,958

				1,160,614

Collateralized Mortgage Obligations	77.7%
Fannie Mae
4.50%		3/25/24	368,532	387,341
5.00%		5/25/32	2,475,865	2,615,472
5.00%		9/25/32	5,099,251	5,430,768
4.00%		1/25/33	165,128	169,826
5.50%		12/25/36	3,138,481	3,371,494
Freddie Mac
4.50%		4/15/19	2,928,712	3,078,675
4.00%		3/15/33	221,559	225,937
See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value

Freddie Mac Reference REMIC
5.50%†		12/15/18	$2,117,406	$2,194,013

				17,473,526

TOTAL FIXED RATE MORTGAGE-RELATED
SECURITIES				18,740,373

U.S. GOVERNMENT AGENCIES	2.1%
FDIC Structured Sale Guaranteed Notes 3.00%(a)		9/30/19	480,690	481,026

TOTAL U.S. GOVERNMENT AGENCIES				481,026

	Percentage
	of Net
	Assets		Shares	Value

INVESTMENT COMPANIES	1.9%
Northern Institutional Treasury Portfolio			437,038	$437,038

TOTAL INVESTMENT COMPANIES				437,038

TOTAL INVESTMENTS (Cost $21,440,020)(b)	100.0%			22,485,798
NET OTHER ASSETS (LIABILITIES)	0.0%			(5,837)

Net Assets applicable to 2,597,198 Shares of Common Stock issued and outstanding	100.0%			$22,479,961

Net Asset Value, offering and redemption price per share ($22,479,961 ÷ 2,597,198 Shares)				$8.66

*	The rates presented are the rates in effect at April 30, 2010.

†	REMIC – Real Estate Mortgage Investment Conduit.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

COMMON STOCKS	96.3%
Aerospace & Defense	7.0%
General Dynamics Corp.		30,000	$2,290,800
United Technologies Corp.		50,000	3,747,500

			6,038,300

Air Freight & Logistics	3.6%
United Parcel Service, Inc.		45,000	3,111,300

Beverages	8.8%
Coca-Cola Co.		70,000	3,741,500
PepsiCo, Inc.		60,000	3,913,200

			7,654,700

Chemicals	1.5%
Praxair, Inc.		15,000	1,256,550

Commercial Banks	3.8%
Wells Fargo & Co.		100,000	3,311,000

Communications Equipment	3.1%
Cisco Systems, Inc.(a)		100,000	2,692,000

Computers & Peripherals	4.5%
International Business Machines Corp.		30,000	3,870,000

Diversified Financial Services	3.2%
American Express Co.		60,000	2,767,200

Food & Staples Retailing	7.6%
Sysco Corp.		90,000	2,838,600
Wal-Mart Stores, Inc.		70,000	3,755,500

			6,594,100

Health Care Equipment & Supplies	5.4%
Becton, Dickinson & Co.		30,000	2,291,100
Medtronic, Inc.		55,000	2,402,950

			4,694,050

Health Care Providers & Services	2.3%
UnitedHealth Group, Inc.		65,000	1,970,150

Hotels, Restaurants & Leisure	4.1%
McDonalds Corp.		50,000	3,529,500

Household Products	4.3%
Proctor & Gamble		60,000	3,729,600

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (concluded)
STATEMENT OF NET ASSETS
April 30, 2010 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

Industrial Conglomerates	7.5%
3M Company		35,000	$3,103,450
General Electric Co.		180,000	3,394,800

			6,498,250

Insurance	4.4%
Berkshire Hathaway, Inc.(a)		33	3,805,725

IT Services	3.3%
Automatic Data Processing		65,000	2,818,400

Oil & Gas Consumable Fuels	7.6%
Chevron Corp.		35,000	2,850,400
Exxon Mobil Corp.		55,000	3,731,750

			6,582,150

Pharmaceuticals	8.0%
Abbott Laboratories		60,000	3,069,600
Johnson & Johnson		60,000	3,858,000

			6,927,600

Software	3.5%
Microsoft Corp.		100,000	3,054,000

Specialty Retail	2.8%
Home Depot		70,000	2,467,500

TOTAL COMMON STOCKS			83,372,075

INVESTMENT COMPANIES	3.7%
Northern Institutional Treasury Portfolio		3,207,498	3,207,498

TOTAL INVESTMENT COMPANIES			3,207,498

TOTAL INVESTMENTS (Cost $65,740,743)(b)	100.0%		86,579,573
NET OTHER ASSETS (LIABILITIES)	0.0%		(26,553)

Net Assets applicable to 10,707,090 Shares of Common Stock issued and outstanding	100.0%		$86,553,020

Net Asset Value, Class AMF offering and redemption price per share ($83,646,651 ÷ 10,347,628 Shares)			$8.08

Net Asset Value, Class H offering and redemption price per share ($2,906,369 ÷ 359,462 Shares)			$8.09

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2010 (Unaudited)

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$11,204	$16,921,135	$610,039	$594,632	$1,679,707	$595,158	$632
Dividend income	—	—	—	—	—	—	928,383

Total investment income	11,204	16,921,135	610,039	594,632	1,679,707	595,158	929,015

Operating expenses:
Investment advisory	16,548	1,955,695	44,007	43,297	67,306	29,545	274,096
Distribution — Class AMF Shares	—	—	—	—	—	—	101,970
Distribution — Class I Shares	16,345	1,086,492	24,448	25,978	28,846	17,727	—
Distribution — Class D Shares	813	—	—	—	—	—	—
Administration	6,387	253,795	5,837	10,378	11,487	7,094	23,813
Legal	2,164	88,254	2,020	3,571	3,951	2,429	8,274
Chief Compliance Officer	2,306	99,935	2,277	4,032	4,456	2,748	9,387
Trustees	1,358	54,581	1,255	2,212	2,453	1,506	5,100
Other	7,313	253,116	13,184	35,981	13,157	15,116	81,810

Total expenses before fee reductions	53,234	3,791,868	93,028	125,449	131,656	76,165	504,450

Expenses reduced by Investment Adviser	(39,423)	(869,203)	(19,559)	(13,214)	(19,230)	—	(40,600)
Expenses reduced by Distributor	(10,966)	(434,593)	(9,779)	—	—	—	(14,035)

Net expenses	2,845	2,488,072	63,690	112,235	112,426	76,165	449,815

Net investment income	8,359	14,433,063	546,349	482,397	1,567,281	518,993	479,200

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Realized gains (losses) from investment transactions	—	(59,591,397)	(997,797)	(5,348,747)	(320,347)	(5,546,746)	818,856
Change in unrealized appreciation (depreciation) on investments	—	67,744,745	674,741	4,877,003	(1,077,583)	5,092,629	10,043,270

Net realized and unrealized gains (losses) from investment activities	—	8,153,348	(323,056)	(471,744)	(1,397,930)	(454,117)	10,862,126

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,359	$22,586,411	$223,293	$10,653	$169,351	$64,876	$11,341,326

See notes to financial statements.

(This page intentionally left blank)

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund

	Six Months Ended	Year Ended
	April 30, 2010	October 31,
	(Unaudited)	2009

Increase (decrease) in net assets:
Operations:
Net investment income	$8,359	$35,042

Change in net assets resulting from operations	8,359	35,042

Dividends paid to stockholders:
From net investment income:
Class I Stockholders	(8,267)	(26,436)
Class D Stockholders	(92)	(8,606)

Total dividends paid to stockholders	(8,359)	(35,042)

Capital Transactions:
Class I Shares:
Proceeds from sale of shares	46,753,267	109,008,107
Value of shares issued to stockholders in reinvestment of dividends	7,580	24,157
Cost of shares repurchased	(46,629,758)	(120,258,530)
Class D Shares:
Proceeds from sale of shares	512,535	45,561,153
Value of shares issued to stockholders in reinvestment of dividends	50	1,695
Cost of shares repurchased	(1,509,495)	(58,697,936)

Change in net assets from capital transactions	(865,821)	(24,361,354)

Change in net assets	(865,821)	(24,361,354)
Net Assets:
Beginning of year	22,342,917	46,704,271

End of period	$21,477,096	$22,342,917

Accumulated net investment income (losses)	$—	$—

See notes to financial statements.

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Ultra Short Mortgage Fund		Ultra Short Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2010	October 31,	April 30, 2010	October 31,
	(Unaudited)	2009	(Unaudited)	2009

Increase (decrease) in net assets:
Operations:
Net investment income	$14,433,063	$38,977,216	$546,349	$1,794,787
Net realized (losses) from investment transactions	(59,591,397)	(21,453,817)	(997,797)	(3,250,158)
Change in unrealized appreciation (depreciation) on investments	67,744,745	(31,943,732)	674,741	(2,648,572)

Change in net assets resulting from operations	22,586,411	(14,420,333)	223,293	(4,103,943)

Dividends paid to stockholders:
From net investment income	(15,175,626)	(39,660,763)	(701,671)	(1,805,958)

Total dividends paid to stockholders	(15,175,626)	(39,660,763)	(701,671)	(1,805,958)

Capital Transactions:
Value of shares issued to stockholders in reinvestment of dividends	970,244	5,199,249	16,276	79,245
Value of shares redeemed	(32,257,440)	(65,146,760)	(2,263,926)	(6,071,600)
Value of in-kind shares redeemed	—	(38,806,947)	—	(6,732,581)

Change in net assets from capital transactions	(31,287,196)	(98,754,458)	(2,247,650)	(12,724,936)

Change in net assets	(23,876,411)	(152,835,554)	(2,726,028)	(18,634,837)
Net Assets:
Beginning of year	891,744,375	1,044,579,929	21,114,678	39,749,515

End of period	$867,867,964	$891,744,375	$18,388,650	$21,114,678

Accumulated undistributed net investment income (losses) (distributions in excess of income)	$(104,363)	$638,200	$(83,451)	$71,871

See notes to financial statements.

Short U.S. Government Fund		Intermediate Mortgage Fund		U.S. Government Mortgage Fund

Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30, 2010	October 31,	April 30, 2010	October 31,	April 30, 2010	October 31,
(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

$482,397	$1,806,820	$1,567,281	$3,882,696	$518,993	$1,881,772

(5,348,747)	(1,634,145)	(320,347)	(16,762,015)	(5,546,746)	(5,384,185)

4,877,003	2,475,196	(1,077,583)	1,700,346	5,092,629	4,925,874

10,653	2,647,871	169,351	(11,178,973)	64,876	1,423,461

(496,443)	(1,776,089)	(1,580,439)	(3,868,565)	(515,451)	(1,872,169)

(496,443)	(1,776,089)	(1,580,439)	(3,868,565)	(515,451)	(1,872,169)

44,258	424,380	34,718	128,193	27,257	273,685
(5,645,253)	(4,828,379)	(3,532,765)	(5,459,155)	(1,723,494)	(3,038,416)
—	(20,371,849)	—	(18,751,029)	—	(31,995,150)

(5,600,995)	(24,775,848)	(3,498,047)	(24,081,991)	(1,696,237)	(34,759,881)

(6,086,785)	(23,904,066)	(4,909,135)	(39,129,529)	(2,146,812)	(35,208,589)

36,630,343	60,534,409	41,109,402	80,238,931	24,626,773	59,835,362

$30,543,558	$36,630,343	$36,200,267	$41,109,402	$22,479,961	$24,626,773

$(1,644)	$12,402	$17,874	$31,032	$(4,438)	$(7,980)

ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Large Cap Equity Fund

	Six Months Ended	Year Ended
	April 30, 2010	October 31,
	(Unaudited)	2009

Increase (decrease) in net assets:
Operations:
Net investment income	$479,200	$867,548
Net realized gains (losses) from investment transactions	818,856	(2,726,424)
Change in unrealized appreciation (depreciation) on investments	10,043,270	14,067,892

Change in net assets resulting from operations	11,341,326	12,209,016

Dividends paid to stockholders:
From net investment income:
Class AMF Stockholders	(565,403)	(886,785)
Class H Stockholders	(22,144)	(26,983)
From net realized gains:
Class AMF Shares	—	(774,584)

Total dividends paid to stockholders	(587,547)	(1,688,352)

Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	507,335	245,000
Value of shares issued due to reorganization		33,578,897
Value of shares issued to stockholders in reinvestment of dividends	399,389	1,024,252
Cost of shares repurchased	(4,329,663)	(7,482,412)
Class H Shares:
Proceeds from sale of shares	69,490	186,226
Value of shares issued due to reorganization		2,412,274
Value of shares issued to stockholders in reinvestment of dividends	22,047	24,244
Cost of shares repurchased	(121,916)	(684,825)

Change in net assets from capital transactions	(3,453,318)	29,303,656

Change in net assets	7,300,461	39,824,320
Net Assets:
Beginning of year	79,252,559	39,428,239

End of period	$86,553,020	$79,252,559

Accumulated net investment income	$34,062	$142,409
See notes to financial statements.

ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007		2006	2005

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.0004		0.0009	0.0250	0.0512		0.0465	0.0264
Net realized losses from investments	—		—	—	—	(a)	—	—	(a)

Total from investment operations	0.0004		0.0009	0.0250	0.0512		0.0465	0.0264

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0004)		(0.0009)	(0.0250)	(0.0512)		(0.0465)	(0.0264)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total return	0.04%	(b)	0.09%	2.53%	5.24%		4.76%	2.68%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$21,477		$21,342	$32,568	$131,720		$110,021	$81,311
Ratio of net expenses to average net assets	0.03%	(c)	0.16%	0.20%	0.14%		0.18%	0.17%
Ratio of net investment income to average net assets	0.08%	(c)	0.09%	2.82%	5.12%		4.68%	2.84%
Ratio of expenses to average net assets*	0.48%	(c)	0.61%	0.43%	0.40%		0.43%	0.42%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Net realized losses per share were less than $0.00005.
(b)	Not annualized.

(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.33		$7.72	$9.62	$9.68	$9.69	$9.83

Income from investment operations:
Net investment income	0.1265		0.3058	0.4290	0.5107	0.4216	0.2706
Net realized and unrealized gains (losses) from investments	0.0602		(0.3855)	(1.9116)	(0.0686)	0.0041 (a)	(0.0930)

Total from investment operations	0.1867		(0.0797)	(1.4826)	0.4421	0.4257	0.1776

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1267)		(0.3109)	(0.4174)	(0.5021)	(0.4357)	(0.3176)

Change in net asset value	0.06		(0.39)	(1.90)	(0.06)	(0.01)	(0.14)

Net asset value, end of period	$7.39		$7.33	$7.72	$9.62	$9.68	$9.69

Total return	2.57%	(b)	(0.88)%	(15.95)%	4.67%	4.49%	1.83%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$867,868		$891,744	$1,044,580	$2,131,889	$2,292,373	$2,674,298
Ratio of net expenses to average net assets	0.57%	(c)	0.60%	0.50%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	3.32%	(c)	4.24%	4.71%	5.28%	4.35%	2.80%
Ratio of expenses to average net assets*	0.87%	(c)	0.90%	0.80%	0.76%	0.76%	0.76%
Portfolio turnover rate	26%		56%	35%	59%	83%	63%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(b)	Not annualized.

(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.59		$6.86	$9.61	$9.74	$9.74	$9.87

Income from investment operations:
Net investment income	0.1949		0.4179	0.4667	0.5137	0.4462	0.2909
Net realized and unrealized gains (losses) from investments	(0.2954)		(1.2717)	(2.7462)	(0.1249)	0.0185	(0.0832)

Total from investment operations	(0.1005)		(0.8538)	(2.2795)	0.3888	0.4647	0.2077

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0195)		(0.4162)	(0.4705)	(0.5188)	(0.4647)	(0.3377)

Change in net asset value	(0.12)		(1.27)	(2.75)	(0.13)	—	(0.13)

Net asset value, end of period	$5.47		$5.59	$6.86	$9.61	$9.74	$9.74

Total return	1.40%	(a)	(12.45)%	(24.99)%	4.07%	4.88%	2.14%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$18,389		$21,115	$39,750	$195,161	$204,662	$231,797
Ratio of net expenses to average net assets	0.65%	(b)	0.67%	0.54%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets	5.59%	(b)	7.07%	5.16%	5.29%	4.57%	2.99%
Ratio of expenses to average net assets*	0.95%	(b)	0.97%	0.84%	0.78%	0.78%	0.79%
Portfolio turnover rate	6%		10%	32%	36%	89%	36%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.49		$9.28	$10.35	$10.37	$10.37	$10.61

Income from investment operations:
Net investment income	0.1380		0.3548	0.4301	0.5222	0.4370	0.3421
Net realized and unrealized gains (losses) from investments	(0.1245)		0.2069	(1.0594)	(0.0232)	0.0209	(0.2035)

Total from investment operations:	0.0135		0.5617	(0.6293)	0.4990	0.4579	0.1386

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1335)		(0.3517)	(0.4407)	(0.5190)	(0.4579)	(0.3786)

Change in net asset value	(0.12)		0.21	(1.07)	(0.02)	—	(0.24)

Net asset value, end of period	$9.37		$9.49	$9.28	$10.35	$10.37	$10.37

Total return	0.14%	(a)	6.17%	(6.71)%	4.93%	4.52%	1.33%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$30,544		$36,630	$60,534	$132,727	$162,250	$156,322
Ratio of net expenses to average net assets	0.65%	(b)	0.59%	0.53%	0.48%	0.51%	0.50%
Ratio of net investment income to average net assets	2.79%	(b)	3.92%	4.33%	5.04%	4.22%	3.24%
Ratio of expenses to average net assets*	0.72%	(b)	0.62%	0.53%	0.48%	0.51%	0.50%
Portfolio turnover rate	3%		59%	58%	42%	56%	95%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2010		Year Ended October 31,
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$5.00		$6.39	$9.12	$9.29	$9.28	$9.57

Income from investment operations:
Net investment income	0.1977		0.4028	0.4504	0.4810	0.4306	0.3792
Net realized and unrealized gains (losses) from investments	(0.1782)		(1.3925)	(2.7388)	(0.1774)	0.0123	(0.2778)

Total from investment operations	0.0195		(0.9897)	(2.2884)	0.3036	0.4429	0.1014

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1995)		(0.4003)	(0.4416)	(0.4736)	(0.4329)	(0.3914)

Change in net asset value	(0.18)		(1.39)	(2.73)	(0.17)	0.01	(0.29)

Net asset value, end of period	$4.82		$5.00	$6.39	$9.12	$9.29	$9.28

Total return	0.41%	(a)	(15.65)%	(25.94)%	3.31%	4.90%	1.07%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$36,200		$41,109	$80,239	$230,076	$259,106	$277,961
Ratio of net expenses to average net assets	0.58%	(b)	0.70%	0.51%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	8.15%	(b)	7.41%	5.42%	5.19%	4.65%	4.02%
Ratio of expenses to average net assets*	0.68%	(b)	0.80%	0.61%	0.58%	0.58%	0.58%
Portfolio turnover rate	5%		32%	18%	39%	56%	95%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2010		Year Ended October 31,
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.82		$8.86	$10.13	$10.18	$10.19	$10.59

Income from investment operations:
Net investment income	0.1908		0.4225	0.4898	0.5287	0.5038	0.4855
Net realized and unrealized gains (losses) on investments	(0.1615)		(0.0399)	(1.2772)	(0.0631)	(0.0053)	(0.3880)

Total from investment operations	0.0293		0.3826	(0.7874)	0.4656	0.4985	0.0975

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1893)		(0.4226)	(0.4826)	(0.5156)	(0.5085)	(0.4975)

Change in net asset value	(0.16)		(0.04)	(1.27)	(0.05)	(0.01)	(0.40)

Net asset value, end of period	$8.66		$8.82	$8.86	$10.13	$10.18	$10.19

Total return	0.32%	(a)	4.41%	(8.11)%	4.69%	5.04%	0.92%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$22,480		$24,627	$59,835	$131,070	$164,088	$166,048
Ratio of expenses to average net assets	0.64%	(b)	0.68%	0.52%	0.49%	0.48%	0.48%
Ratio of net investment income to average net assets	4.39%	(b)	4.83%	4.96%	5.20%	4.98%	4.66%
Portfolio turnover rate	3%		36%	28%	39%	105%	71%

(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS AMF SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months				Ten Months
	Ended				Ended
	April 30, 2010		Year Ended October 31,		October 31,		Year Ended December 31,
	(Unaudited)		2009	2008	2007*		2006	2005	2004

Net asset value, beginning of period	$7.11		$6.89	$10.47	$10.01		$9.77	$10.56	$10.61

Income (Loss) from operations:
Net investment income	0.06		0.09	0.09	0.05		0.01	0.01	0.05
Net realized and unrealized gains (losses) from investments	0.96		0.37	(2.57)	0.46		1.35	(0.29)	0.50

Total from investment operations	1.02		0.46	(2.48)	0.51		1.36	(0.28)	0.55

Less Distributions:
Dividends paid to stockholders:
From net investment income	(0.05)		(0.10)	(0.12)	(0.05)		(0.02)	(0.01)	(0.05)
From net realized gains on investments	—		(0.14)	(0.98)	—		(1.10)	(0.50)	(0.55)
Tax return of capital	—		—	—	—		—(a)	—	—

Total distributions	(0.05)		(0.24)	(1.10)	(0.05)		(1.12)	(0.51)	(0.60)

Change in net asset value	0.97		0.22	(3.58)	0.46		0.24	(0.79)	(0.05)

Net asset value, end of period	$8.08		$7.11	$6.89	$10.47		$10.01	$9.77	$10.56

Total return	14.42%	(b)	7.16%	(26.23)%	5.11%	(b)	13.83%	(2.70)%	5.16%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$83,647		$76,669	$39,428	$57,461		$66,161	$83,632	$91,059
Ratio of net expenses to average net assets	1.07%	(c)	1.24%	0.97%	1.18%	(c)	1.68%	1.44%	1.20%
Ratio of net investment income to average net assets	1.13%	(c)	1.39%	1.08%	0.60%	(c)	0.09%	0.11%	0.46%
Ratio of expenses to average net assets**	1.20%	(c)	1.45%	1.07%	1.27%	(c)	—	—	—
Portfolio turnover rate	4%		14%	14%	13%		10%	23%	14%

*	In connection with the reorganization of the AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) into the Large Cap Equity Fund on January 8, 2007, the Net Asset Value (NAV) of the Predecessor Fund changed to $10.00 per share. Shareholders received the number of shares of Large Cap Equity Fund equal in value to the number of shares held in the Predecessor Fund. The amounts presented prior to this date have been restated to reflect the change in NAV during the reorganization.

**	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Distributions per share were less than $0.005.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND — CLASS H SHARES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	Six Months		Period
	Ended		Ended
	April 30, 2010		October 31,
	(Unaudited)		2009(a)

Net asset value, beginning of period	$7.11		$5.52

Income (Loss) from operations:
Net investment income	0.06		0.07
Net realized and unrealized gains (losses) from investments	0.98		1.59

Total from investment operations	1.04		1.66

Less Distributions:
Dividends paid to stockholders:
From net investment income	(0.06)		(0.07)

Change in net asset value	0.98		1.59

Net asset value, end of period	$8.09		$7.11

Total return	14.69%	(b)	30.22%	(b)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,906		$2,584
Ratio of net expenses to average net assets	0.85%	(c)	0.90%	(c)
Ratio of net investment income to average net assets	1.36%	(c)	1.56%	(c)
Ratio of expenses to average net assets*	0.95%	(c)	1.05%	(c)
Portfolio turnover rate	4%		14%	(d)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the period February 20, 2009 (commencement of operations) through October 31, 2009.
(b)	Not annualized.
(c)	Annualized.
(d)	The portfolio turnover rate represents the full year period of November 1, 2008 through October 31, 2009.

See notes to financial statements.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2010 (Unaudited)
Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of April 30, 2010, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to sell two classes of shares, Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have a distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

As of April 30, 2010, all of the Funds except the Money Market Fund, Short U.S. Government Fund, U.S. Government Fund, and the Large Cap Equity Fund are closed to new investors and additional purchases by existing shareholders, however, additional shares may still be issued to shareholders in reinvestment of dividends for all Funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Money Market Fund:

Fund securities are valued under the amortized cost method as allowed by Rule 2a-7 under the 1940 Act, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion / amortization rate of any discount or premium is recorded until maturity of the security as long as the calculation approximates fair value. The Fund seeks to maintain a net asset value per share (“NAV”) at $1.00.

Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

The Funds’ debt securities (except short-term debt instruments maturing within 60 days which are valued at amortized cost) are valued at market quotations or values obtained from independent pricing services approved by the Board of Trustees. The Board of Trustees has authorized one or more pricing services with respect to various asset classes of securities held by the Funds. Pricing services may use various techniques to value securities which take in account a variety of factors including yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, including broker quotes. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser determined that such valuations are unreliable, the funds will fair value the securities pursuant to the Board approved proprietary fair valuation methodology of the Adviser.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value and those differences could be material.

Fair value pricing, including prices obtained from pricing services is inherently a process of estimates and judgments. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Short-term debt instruments of sufficient credit quality maturing within 60 days of the valuation date will be valued at amortized cost, which approximates market value.

Large Cap Equity Fund:

Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Closed-end funds are valued at their market values based upon the latest available sale price on the exchange where the security is principally traded. Short-term debt instruments of sufficient credit quality maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.

The Funds have a three-tier fair value hierarchy and is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

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•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total

Money Market Fund
Repurchase Agreements	$—	$21,433,000	$—	$21,433,000
Investment Companies	8,272	—	—	8,272

Total Investments				21,441,272
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	—	662,994,736	—	662,994,736
Non-Agency Mortgage Related Securities	—	159,182,455	—	159,182,455
Repurchase Agreements	—	54,992,000	—	54,992,000
Investment Companies	808	—	—	808

Total Investments				877,169,999
Ultra Short Fund
U.S. Government Agency Mortgages	—	9,210,322	—	9,210,322
Non-Agency Mortgage Related Securities	—	7,163,646	—	7,163,646
U.S. Government Obligations		700,959		700,959
Repurchase Agreements	—	1,291,000	—	1,291,000
Investment Companies	318	—	—	318

Total Investments				18,366,245
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	28,016,720	—	28,016,720
Repurchase Agreements	—	2,515,000	—	2,515,000
Investment Companies	643	—	—	643

Total Investments				30,532,363
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	21,227,863	—	21,227,863
Non-Agency Mortgage Related Securities	—	13,745,900	—	13,745,900
Repurchase Agreements	—	1,246,000	—	1,246,000
Investment Companies	247	—	—	247

Total Investments				36,220,010

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NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	$—	$21,567,734	$—	$21,567,734
U.S. Government Agencies	—	481,026	—	481,026
Investment Companies	437,038	—	—	437,038

Total Investments				22,485,798
Large Cap Equity Fund
Common Stocks	83,372,075	—	—	83,372,075
Investment Companies	3,207,498	—	—	3,207,498

Total Investments				$86,579,573

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund
	Investments in	Investments in	Investments in
	Mortgage Non-Agency	Mortgage Non-Agency	Mortgage Non-Agency
	Related	Related	Related
	Securities	Securities	Securities

Balance as of 10/31/2009	$263,887,470	$10,169,129	$1,986,770
Realized Gain/(Loss)	(60,594,307)	(1,109,085)	(5,363,404)
Accrued Accretion/(Amortization)	802,925	57,683
Change in Unrealized Appreciation/ (Depreciation)*	68,234,756	599,725	4,828,756
Net Purchase/(Sales)	(115,118,588)	(2,553,805)	(1,452,122)
Transfers In/(Out) of Level 3	(157,212,256)	(7,163,647)

Balance as of 04/30/2010	$—	$—	$—

	Intermediate Mortgage Fund	U.S. Government Mortgage Fund
	Investments in	Investments in
	Mortgage Non-Agency	Mortgage Non-Agency
	Related	Related
	Securities	Securities

Balance as of 10/31/2009	$15,771,742	$983,816
Realized Gain/(Loss)	312,125	(5,546,209)
Accrued Accretion/(Amortization)	186,664	8,101
Change in Unrealized Appreciation/(Depreciation)*
Net Purchase/(Sales)	(1,796,255)	5,086,062
Transfers In/(Out) of Level 3	(1,209,403)	(531,770)
Balance as of 04/30/2010	(13,264,873)	—

	$—	$—

*	Changes in unrealized appreciation/(depreciation) related to assets still held at reporting date.

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APRIL 30, 2010 (Unaudited)

Liquidity and Valuation of Certain Securities

Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities.

As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.

As of April 30, 2010, the respective Funds’ holdings of non-agency mortgage-backed securities were:

Ultra Short Mortgage Fund	18.1%
Ultra Short Fund	39.0%
Intermediate Mortgage Fund	38.0%

The current market instability has made it more difficult to obtain market quotations on many of the Funds’ portfolio securities. The value and related income of these securities are sensitive to changes in economic conditions, particularly changes in the housing market (e.g., housing prices, mortgage delinquencies and/or defaults). Deteriorating fundamentals in the U.S. housing market and heightened concerns about credit quality within the residential mortgage-backed securities market have adversely impacted the valuation of securities held by the Funds and resulted in increased volatility of the values of securities held by the Funds. Certain holdings of the Funds have also experienced material downgrades in their credit ratings by one or more nationally recognized statistical rating organizations (Moody’s, Standard & Poors, Fitch, etc.) as a result of these deteriorating housing fundamentals. Further deterioration in the housing industry could adversely impact a Fund’s NAV, future performance and liquidity.

Under current market conditions many of the Funds’ portfolio securities (particularly those in certain segments of the non-agency market) may be deemed to be illiquid. Illiquid securities are generally those that cannot be sold or disposed of in an orderly fashion within five business days at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset values per share.

Redemption-In-Kind Policy

Pursuant to the First Amended and Restated Declaration of Trust, the Funds have reserved the right to effect in-kind redemptions when the Board of Trustees determines that it is in the best interest of the Funds to do so. In light of market conditions resulting from the credit crisis, the Funds (other than the Money Market Fund, Short U.S. Government Fund, U.S. Government Mortgage Fund, and the Large Cap Equity Fund) have activated the redemption-in-kind policy. Pursuant to an election made by the Funds pursuant to rule 18f-1 under the 1940 act, it is the policy of the Funds to effect redemption requests in an amount up to $250,000 over a ninety day period in cash. Redemptions in excess of this amount may be effected in-kind.

Realized gains and losses on redemptions in-kind are recognized for financial reporting purposes, but are not considered to be realized for federal income tax purposes. There were no in-kind redemptions for the period ended April 30, 2010.

Recent Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose

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NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Funds’ financial disclosures.

REPURCHASE AGREEMENTS

Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of April 30, 2010, the Funds did not hold any securities purchased on a when-issued or delayed-delivery basis.

DIVIDENDS TO SHAREHOLDERS

Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These

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NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

“book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed the open tax years for 2007, 2008 and 2009, and has made the determination that there are no positions that will have an impact on the financial statements.

MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are reported on trade date on the last business day of the reporting period. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as interest income.

B. Fees and transactions with affiliates were as follows:

Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the “Adviser”). David Adamson is the President of SAMI. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI). SISI is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and President of Shay Financial Services, Inc. (SFSI), also a wholly-owned subsidiary of SISI.

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.05% of average daily net assets for the period ended April 30, 2010. In addition the Adviser voluntarily reimbursed fund level expenses of $27,431 and class specific distribution expenses in Class I and

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NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

Class D in the amount of $16,345 and $813, respectively, during the period ended April 30, 2010.

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2010.

The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2010.

The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion. For the Short U.S. Government Fund, the Adviser reimbursed Fund level expenses in the amount of $13,214 during the period ended April 30, 2010.

The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2010.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million. The Adviser reimbursed Fund level expenses in the amount of $40,600 during the period ended April 30, 2010. In addition the Adviser voluntarily reimbursed distribution expenses in the amount of $14,035, during the period ended April 30, 2010.

The Adviser has contractually agreed to reduce its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, for a period of one year beginning on March 1, 2010, to the extent that the ratio of operating expenses to average daily net assets of each Fund exceeds 0.75%.

SFSI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of SISI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of combined net assets in excess of $2 billion. The fee is allocated between the two Funds based on their relative average net assets. The Distributor voluntarily waived a portion of its 12b-1 fee for the Class I Shares of the Money Market Fund so that the Fund paid an amount equal to 0.05% of average daily net assets for the period ended April 30, 2010. The Money Market Fund Class I distribution fee waivers amounted to $10,897 for the period ended April 30, 2010.

The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2010.

The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows:

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NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of net assets in excess of $1.5 billion.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.22% of average daily net assets for the period ended April 30, 2010. The Large Cap Equity Fund Class AMF distribution fee waivers amounted to $14,035 for the year ended April 30, 2010. The Large Cap Equity Fund Class H Shares does not have a distribution fee.

Effective November 1, 2009, The Northern Trust Company (“Northern Trust”), 50 South LaSalle Street, Chicago, Illinois 60603, has served as the Trust’s custodian, financial administrator and fund accountant with respect to each Fund. Effective November, 20, 2009, Northern Trust has served as the transfer agent to the Funds.

Northern Trust and the Trust have entered into a Custody Agreement (“Custody Agreement”), pursuant to which Northern Trust serves as the Trust’s custodian with respect to the Funds and, among other things, will maintain custody of the Funds’ cash and securities. In addition, Northern Trust is the financial administrator and fund accountant for the Trust. Pursuant to the terms of the Fund Administration and Accounting Services Agreement between the Trust and Northern Trust (the “Fund Accounting Agreement”), Northern Trust provides various administrative and fund accounting services to the Funds, which include (i) computing each Fund’s net asset value for purposes of the sale and redemption of its shares, (ii) computing each Fund’s dividend payables, (iii) preparing certain periodic reports and statements, and (iv) maintaining the general ledger accounting records for each Fund.

Pursuant to the terms of the transfer agency agreement between the Trust and Northern Trust (the “Transfer Agency Agreement”), Northern Trust provides various transfer agency services to the Funds, including, but not limited to, (i) processing shareholder purchase and redemption requests, (ii) processing dividend payments and (iii) maintaining shareholder account records.

As compensation for its services under the Custody Agreement, Transfer Agency Agreement and the Fund Accounting Agreement, the Trust has agreed to pay Northern Trust a fee of $680,000 for the aggregate services, with no charge for normal out-of-pocket expenses related to routine activities for the first two years of service. For the third year of service the Trust has agreed to pay Northern Trust a fee of $680,000 for the aggregate services, with the Funds being responsible for any normal out-of-pocket expenses in excess of $200,000.

Effective November 1, 2009, the Trust also entered into a compliance services agreement with Beacon Hill Fund Services, Inc. (“Beacon Hill”). Pursuant to the terms of the Compliance Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief compliance officer. The chief compliance officer is responsible for administering the Trust’s compliance policies and procedures and annually reviewing the compliance policies and procedures of the Trust and the Trust’s service providers in accordance with Rule 38a-1 under the 1940 Act. As compensation for the services to each Fund rendered by Beacon Hill under the compliance services agreement, the Trust has agreed to pay Beacon Hill an annual fee of $115,000 plus out-of-pocket expenses.

The Trust has also entered into an agreement with Beacon Hill to provide governance and regulatory oversight services to the Trust. Under the terms of this agreement, Beacon Hill will provide the chief financial officer, perform and coordinate Fund governance and regulatory oversight activities of the Trust, including but not limited to, monitoring activities of its third party service providers, coordinating and filing amendments to the Trust’s registration statement and financial filings,

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

preparing and distributing material for board meetings and maintaining all books and records as required by the federal securities laws.

As compensation for its services under the agreement, the Trust has agreed to pay Beacon Hill a fee at an annual rate of 0.02% of the average daily assets of the Trust for the first $1 billion and 0.15% of the average daily assets for assets in excess of $1 billion, with a minimum annual fee of $150,000, plus out-of-pocket expenses.

C. Transactions in shares of the Funds for the six months ended April 30, 2010 and the year ended October 31, 2009 were as follows:

	Money Market Fund

	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

Share transactions Class I:
Sale of shares	46,755,588	109,008,107
Shares issued to stockholders in reinvestment of dividends	7,579	24,157
Shares repurchased	(46,625,421)	(120,258,530)

Net (decrease)	137,746	(11,226,266)
Shares Outstanding
Beginning of year	21,353,621	32,579,887

End of period	21,491,367	21,353,621

Share transactions Class D*:
Sale of shares	512,535	45,561,153
Shares issued to stockholders in reinvestment of dividends	49	1,695
Shares repurchased	(1,513,831)	(58,697,936)

Net (decrease)	(1,001,247)	(13,135,088)
Shares Outstanding
Beginning of year	1,001,247	14,136,335

End of period	—	1,001,247

*	Share class was liquidated on December 31, 2009.

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NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

	Ultra Short Mortgage Fund		Ultra Short Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009	April 30, 2010	October 31, 2009

Share transactions:
Sale of shares	—	—	—	—
Shares issued to stockholders in reinvestment of dividends	132,439	718,582	2,986	13,314
Shares repurchased	(4,408,574)	(8,938,630)	(415,109)	(1,025,596)
In-Kind shares repurchased	—	(5,389,432)	—	(1,003,009)

Net (decrease)	(4,276,135)	(13,609,480)	(412,123)	(2,015,291)
Shares Outstanding
Beginning of year	121,660,836	135,270,316	3,776,382	5,791,673

End of period	117,384,701	121,660,836	3,364,259	3,776,382

	Short U.S. Government Fund		Intermediate Mortgage Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009	April 30, 2010	October 31, 2009

Share transactions:
Sale of shares	—	—	—	—
Shares issued to stockholders in reinvestment of dividends	4,705	45,343	7,112	24,030
Shares repurchased	(603,569)	(441,546)	(725,242)	(1,033,356)
In-Kind shares repurchased	—	(2,266,709)	—	(3,311,911)

Net (decrease)	(598,864)	(2,662,912)	(718,130)	(4,321,237)
Shares Outstanding
Beginning of year	3,859,113	6,522,025	8,230,088	12,551,325

End of period	3,260,249	3,859,113	7,511,958	8,230,088

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NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

	U.S. Government Mortgage Fund

	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

Share transactions:
Sale of shares	—	—
Shares issued to stockholders in reinvestment of dividends	3,112	30,948
Shares repurchased	(197,961)	(242,355)
In-Kind shares repurchased	—	(3,749,962)

Net (decrease)	(194,849)	(3,961,369)
Shares Outstanding
Beginning of period	2,792,047	6,753,416

End of period	2,597,198	2,792,047

	Large Cap Equity Fund

	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2008

Share transactions Class AMF:
Sale of shares	65,681	38,698
Shares issued due to reorganization		6,081,016
Shares issued to stockholders in reinvestment of dividends	51,189	164,096
Shares repurchased	(552,703)	(1,224,487)

Net increase	(435,833)	5,059,323
Shares Outstanding
Beginning of year	10,783,461	5,724,138

End of period	10,347,628	10,783,461

Share transactions Class H:*
Sale of shares	8,978	28,866
Shares issued due to reorganization	—	436,856
Shares issued to stockholders in reinvestment of dividends	2,825	3,764
Shares repurchased	(15,683)	(106,144)

Net increase	(3,880)	363,342
Shares Outstanding
Beginning of period	363,342	—

End of period	359,462	363,342

*	Large Cap Equity Fund Class H Shares commenced operations on February 20, 2009.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

D. At April 30, 2010 Net Assets consisted of the following:

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital	$21,658,945	$1,268,338,562	$50,210,120	$39,349,738	$91,679,321	$34,621,739	$68,446,645
Accumulated net investment income/(loss)	—	(104,363)	(83,451)	(1,644)	17,874	(4,438)	34,062
Accumulated net realized gain/(loss)	(181,849)	(172,404,965)	(13,984,533)	(9,600,993)	(19,548,923)	(13,183,118)	(2,766,517)
Net unrealized appreciation/(depreciation) of investments	—	(227,961,270)	(17,753,486)	796,457	(35,948,005)	1,045,778	20,838,830

Net Assets	$21,477,096	$867,867,964	$13,388,650	$30,543,558	$36,200,267	$22,479,961	$86,553,020

E.	At April 30, 2010, liabilities for the Funds included:

		Ultra		Short		U.S.	Large
	Money	Short	Ultra	U.S.	Intermediate	Government	Cap
	Market	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Income distribution payable	$1,540	$2,400,052	$108,704	$60,735	$256,763	$66,163	$—
Investment Advisory fees payable	4,087	319,516	6,813	6,490	10,459	4,601	46,430
Administration fees payable	1,051	51,740	1,235	2,024	2,321	1,249	4,719
Distribution fees payable	2,295	177,508	3,785	3,894	4,483	2,761	17,258
Capital shares redeemed payable	—	3,984	4	—	5,254	—	60
Securities purchased payable	—	9,816,009	—	—	—	—	—
Accrued expenses and other payables	16,541	357,164	15,125	29,906	20,677	12,660	66,275

F. For the period ended April 30, 2010, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra		Short		U.S.	Large
	Short	Ultra	U.S.	Intermediate	Government	Cap
	Mortgage	Short	Government	Mortgage	Mortgage	Equity
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$—	$—	$—	$—	$—	$3,228,477
Sales	113,782,943	2,553,805	1,452,123	1,209,403	531,769	7,447,567

For the period ended April 30, 2010, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

			Short		U.S.
	Ultra Short	Ultra	U.S.	Intermediate	Government
	Mortgage	Short	Government	Mortgage	Mortgage
	Fund	Fund	Fund	Fund	Fund

Purchases	$214,677,873	$1,046,945	$895,625	$1,827,564	$740,362
Sales	131,797,812	1,194,090	4,906,022	2,546,450	1,115,568

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

G. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the years ended October 31, 2009 and 2008 were as follows:

	Distributions paid from	Total Taxable	Total Distributions
2009	Ordinary Income	Distributions	Paid*

Money Market Fund	$38,242	$38,242	$38,242
Ultra Short Mortgage Fund	40,713,271	40,713,271	40,713,271
Ultra Short Fund	1,887,522	1,887,522	1,887,522
Short U.S. Government Fund	1,842,735	1,842,735	1,842,735
Intermediate Mortgage Fund	4,048,373	4,048,373	4,048,373
U.S. Government Mortgage Fund	2,023,861	2,023,861	2,023,861

	Distributions paid from	Total Taxable	Total Distributions
2008	Ordinary Income	Distributions	Paid*

Money Market Fund	$5,439,293	$5,439,293	$5,439,293
Ultra Short Mortgage Fund	82,186,692	82,186,692	82,186,692
Ultra Short Fund	7,202,634	7,202,634	7,202,634
Short U.S. Government Fund	5,095,794	5,095,794	5,095,794
Intermediate Mortgage Fund	8,943,448	8,943,448	8,943,448
U.S. Government Mortgage Fund	4,843,018	4,843,018	4,843,018

*	Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the years ended October 31, 2009 and 2008 for the Large Cap Equity Fund were as follows:

	Distributions paid from	Net Long	Total Taxable	Tax Return of	Total Distributions
2009	Ordinary Income	Term Gains	Distributions	Capital	Paid

Large Cap Equity Fund	$929,687	$758,665	$1,688,352	$—	$1,688,352

	Distributions paid from	Net Long	Total Taxable	Tax Return of	Total Distributions
2008	Ordinary Income	Term Gains	Distributions	Capital	Paid

Large Cap Equity Fund	$680,847	$5,389,677	$6,070,524	$—	$6,070,524

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

At April 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

AMF Money Market Fund	$21,433,000	$—	$—	$—
AMF Ultra Short Mortgage Fund	1,105,130,462	10,297,233	(238,258,503)	(227,961,270)
AMF Ultra Short Fund	36,119,413	147,204	(17,900,690)	(17,753,486)
AMF Short U.S. Government Fund	29,735,263	796,457	—	796,457
AMF Intermediate Mortgage Fund	72,167,768	803,787	(36,751,792)	(35,948,005)
AMF U.S. Government Mortgage Fund	21,002,982	1,098,486	(52,708)	1,045,778
AMF Large Cap Equity Fund	62,533,245	24,637,281	(3,798,451)	20,838,830

As of October 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Undistributed					Total
	Undistributed	Long Term			Accumulated	Unrealized	Accumulated
	Ordinary	Capital	Accumulated	Distributions	Capital and	Appreciation/	Earnings
	Income	Gains	Earnings	Payable	Other Losses	(Depreciation)	(Deficit)

Money Market Fund	$249	$—	$249	$(249)	$(181,849)	$—	$(181,849)
Ultra Short Mortgage Fund	3,258,127	—	3,258,127	(2,619,927)	(112,797,116)	(295,722,467)	(407,881,383)
Ultra Short Fund	197,453	—	197,453	(125,582)	(12,986,736)	(18,428,227)	(31,343,092)
Short U.S. Government Fund	101,435	—	101,435	(89,033)	(4,252,246)	(4,080,546)	(8,320,390)
Intermediate Mortgage Fund	304,496	—	304,496	(273,464)	(19,228,576)	(34,870,422)	(54,067,966)
U.S. Government Mortgage Fund	84,863	—	84,863	(92,843)	(7,636,372)	(4,046,851)	(11,691,203)
Large Cap Equity Fund	142,409	—	142,409	—	(3,585,373)	10,795,560	7,352,596

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

At October 31, 2009, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount	Expires	Amount	Expires

Money Market Fund	$181,035	2011	$407	2015
Money Market Fund	407	2013
Ultra Short Mortgage Fund	2,995,058	2010	13,969,341	2014
Ultra Short Mortgage Fund	33,378,700	2011	1,808,482	2015
Ultra Short Mortgage Fund	24,633,492	2012	7,491,105	2016
Ultra Short Mortgage Fund	19,172,685	2013	9,348,253	2017
Ultra Short Fund	1,342,312	2010	1,784,218	2014
Ultra Short Fund	1,849,300	2011	1,128,003	2015
Ultra Short Fund	1,616,100	2012	3,451,774	2016
Ultra Short Fund	1,507,357	2013	307,672	2017
Short U.S. Government Fund	137,446	2012	357,577	2015
Short U.S. Government Fund	1,805,629	2013
Short U.S. Government Fund	880,563	2014	1,071,031	2016
Intermediate Mortgage Fund	312,894	2010	2,863,116	2014
Intermediate Mortgage Fund	3,013,622	2011	1,013,863	2015
Intermediate Mortgage Fund	2,261,965	2012	2,299,353	2016
Intermediate Mortgage Fund	1,821,864	2013	5,641,899	2017
U.S. Government Mortgage Fund	47,849	2010	3,057,928	2014
U.S. Government Mortgage Fund	1,808,782	2011
U.S. Government Mortgage Fund	2,721,813	2012
Large Cap Equity Fund	784,948	2015	2,726,446*	2017
Large Cap Equity Fund	73,979	2016

*	A portion of the capital loss carryover is subject to limitations under section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

To the extent that these carry-forwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the year ended October 31, 2009, the Short U.S. Government Fund and U.S. Government Mortgage Fund had net capital loss carry-forward amounts expire of $856,959 and $133,681, respectively.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

Investment Adviser and Distributor Legal Proceedings

On or about January 21, 2009, Shay Financial Services, Inc. was named in an arbitration proceeding involving Premier Pacific Bank. The allegations generally allege disclosure and suitability failures.

On or about March 10, 2010, Shay Financial Services, Inc., Rodger D. Shay and Rodger D. Shay, Jr. were named as respondents in a FINRA arbitration proceeding initiated by Cross County Federal Savings Bank, which alleged that the respondents committed fraud and made unsuitable investment recommendations and material misrepresentations. Claimant is seeking rescissionary damages of approximately $26 million, together with punitive damages, attorneys fees, costs and interest.

ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (continued)
APRIL 30, 2010 (Unaudited)

During February and March 2010, Prudential Savings Bank, Stonebridge Bank, First Star Bank, Phoenixville Federal Bank and Trust, First Keystone Bank and First Bucks Corporation initiated legal action in two venues. A lawsuit in the Circuit Court of Cook County Illinois was filed on February 23, 2010 against Shay Assets Management, Inc. In addition, on or about March 16, 2010, Shay Financial Services, Inc., Rodger D. Shay and Rodger D. Shay, Jr. were named as respondents in a FINRA arbitration proceeding. In both matters, claimants allege various claims generally relating to the liquidity and valuation of mortgage related securities including common law fraud, aiding and abetting common law fraud, breach of fiduciary duty, negligent misrepresentation and negligence. Claimants are seeking damages of approximately $28 million, together with punitive damages, attorneys fees, costs and interest.

There is no assurance that additional legal actions arising out of these circumstances will not be filed against Shay Assets Management, Inc., Shay Financial Services, Inc., Rodger D. Shay and/or Rodger D. Shay, Jr.

The Adviser and Distributor are unable to predict the potential range of monetary exposure, if any, but believe the claims asserted in each of the above-referenced actions are without merit and each intends to vigorously defend itself against all actions. However, an unfavorable result could have a material adverse effect on the Adviser and the Distributor.

H. SUBSEQUENT EVENTS

Management has evaluated subsequent events through June 29, 2010, the date of this filing and has concluded that there are no recognized or non recognized subsequent events relevant for financial statement disclosure.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
APRIL 30, 2010 (Unaudited)
Disclosure Regarding Annual Review of Asset Management Fund’s Investment Advisory Agreements

The Board of Trustees of Asset Management Fund (the “Trust”) approved the renewal of the investment advisory agreement for each series of the Trust, (each, a “Fund” and collectively, the “Funds”) with the Funds’ investment adviser, Shay Assets Management, Inc. (the “Investment Adviser”), at a meeting on January 29-30, 2010. In considering renewal of the investment advisory agreements (each, an “Investment Advisory Agreement” and collectively, the “Investment Advisory Agreements”), the Board of Trustees (the “Board”) received a recommendation from the Independent Trustees for the renewal of each Investment Advisory Agreement.

In preparation for their review process, the Independent Trustees met with the Trust’s counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Investment Adviser. The Investment Adviser provided information in response to the request. Among other information, the Independent Trustees reviewed materials to assess the services provided by the Investment Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the Investment Advisory Agreements to the Investment Adviser, economies of scale and fall-out benefits to the Investment Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the Investment Advisory Agreements. In considering renewal of the Investment Advisory Agreements, the Independent Trustees met independently of management and of the interested Trustees to review and discuss materials received from the Investment Adviser and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Investment Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the Investment Advisory Agreements.

Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to continue the Investment Advisory Agreement for each Fund. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services.  The Board considered the nature, quality and extent of services provided under the Investment Advisory Agreements. The Board reviewed the experience and skills of senior management and the investment management team. The Board also considered the Investment Adviser’s ability to manage investments that met the special needs of the shareholders of the Funds. The Board considered the impact of the financial crisis that began in 2008, and the Investment Adviser’s capabilities with respect to the types of securities in which certain of the Funds are invested. The Board also considered the compliance program established by the Investment Adviser and the level of compliance attained by the Investment Adviser. The Board additionally considered the portfolio securities valuation oversight provided by the Investment Adviser.

Investment Performance.  The Board reviewed each Fund’s investment performance for the one-year, three- and five-year periods ended November 30,

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2010 (Unaudited)

2009 and compared this information to the performance of a peer group of funds in the same Morningstar category based on information and data provided by the Trust’s administrator based upon Morningstar, Inc. data. The Board also reviewed comparative performance for the one-, five- and ten-year periods ended October 31, 2009, as applicable, compared to peer groups determined by Lipper Inc. and appropriate market indices. The Board considered whether investment results were consistent with a Fund’s investment objective and policies and noted that the Funds (other than the Ultra Short Fund and the Large Cap Equity Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer group of funds for the most part are not subject to such limitations. For the fixed income Funds, the Board noted the underperformance of the Funds relative to both their peer groups and market indices and noted that such underperformance was more significant in more recent periods. The Board considered the extraordinary market circumstances that began in 2008 and their disproportionate affect on these Funds. In particular the Board considered that the underperformance of these Funds was the result of the Funds’ holdings in private label mortgage-backed securities whose value and liquidity were more severely impacted by market conditions. The Board also took into account the Investment Adviser’s adherence to its investment style, the nature of the securities held by the Funds and the analysis necessary to manage the portfolios in light of challenging market conditions and the Investment Adviser’s depth with respect to the types of securities held by the Funds. The Board also considered the increased efforts and resources that were necessary to manage valuation, liquidity and other challenges presented by market conditions in effect during the period, as well the additional efforts and resources necessary to respond to increased shareholder requests. For the Money Market Fund, the Board reviewed the performance of the Class I Shares, which was compared to the Morningstar U.S. Money Market Funds Taxable category. In reviewing the performance of the Money Market Fund, the Board noted the impact of the size of the fund on performance. With respect to the Large Cap Equity Fund, the Board noted that the Fund had performed consistent with its investment strategy, which results in better relative performance in a down market, with lower relative returns during an upside market. The Board noted the Fund’s first quartile performance for the three-year period ending November 30, 2009, and that as of October 31, 2009, the Fund had performed above or approximately at its benchmark index for each of the one-, five- and ten-year periods. The Board also noted the Large Cap Equity Fund’s four-star Morningstar ranking.

On the basis of this evaluation and its ongoing review of investment results, the Board concluded that the Funds were best served by continuing to employ the Investment Adviser to manage the assets of the Funds.

Fees and Expenses.  The Board reviewed each Fund’s contractual investment advisory fees and actual total expense ratios. The Board received information, based upon Morningstar, Inc. data comparing each Fund’s contractual investment advisory fee and actual total expense ratio to the contractual investment advisory fees and actual total expense ratios of funds in a peer group based upon asset size and in the peer universe. The information provided to the Board showed that each Fund’s contractual investment advisory fee, with the exception of the Ultra Short Fund and Ultra Short Mortgage Fund, which were subject to substantial fee waivers, were in the top two quartiles of the Morningstar peer group and peer universe. The information also showed that for each Fund the actual total expense ratio, taking into account fee waivers, was in the first quartile of the Morningstar peer group and peer universe. The Board concluded that the contractual advisory fees for Ultra Short Fund and Ultra Short Mortgage Fund are within a reasonable range of the peer group average and

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2010 (Unaudited)

median. The Board received information on fee waivers and/or reimbursements and noted that all of the Funds, other than the Short U.S. Government Fund and U.S. Government Mortgage Fund, are currently benefiting from fee waivers. The Board noted that historically the Investment Adviser has waived fees consistent with the current waiver levels, and the Investment Adviser indicated its intention to continue such waivers with respect to the fixed income Funds. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Investment Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Investment Adviser.

Profitability.  The Board considered certain financial information related to the costs and profitability of the Investment Adviser’s Investment Advisory Agreements with the Funds. The Board also received the financial statements of the Investment Adviser and its parent company, Shay Investment Services, Inc., for various periods. Based upon the information provided, the Board concluded that the profits realized by the Investment Adviser in connection with the management of the Funds were not unreasonable.

Economies of Scale.  The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints for each Fund except for the Ultra Short Fund. The Board concluded that, given the size of the Ultra Short Fund, breakpoints were not necessary at this time. The Board also considered whether the investment advisory fee rate for each Fund is reasonable in relation to the size of such Fund. The Board concluded that the investment advisory fee schedule reflects an appropriate level of sharing of any economies of scale.

Other Benefits to the Investment Adviser.  The Board also considered the character and amount of other incidental benefits received by the Investment Adviser and its affiliate, Shay Financial Services, Inc., which acts as the Trust’s Distributor, as a result of the Investment Adviser’s relationship with the Funds. The Board considered payments under the Funds’ Rule 12b-1 Plan to the Distributor and noted that the Distributor reported a net loss on distribution services provided to the Trust during the fiscal year ended October 31, 2009. The Board considered the advantage that the Distributor’s knowledge of its clients’ circumstances offers the Funds, and the increased shareholder services being provided under current market conditions. The Board noted that the Distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Investment Adviser does not use brokerage of the Funds to obtain third party research.

Conclusion.  Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Investment Advisory Agreements continue to be fair and reasonable and that continuance of the Investment Advisory Agreements is in the best interests of each Fund.

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2010 (Unaudited)

A. SECURITY ALLOCATION

MONEY MARKET FUND

Percentage of
Security Allocation	Net Assets

Repurchase Agreements	99.8%

Total	99.8%

ULTRA SHORT MORTGAGE FUND

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	47.2%
Fixed Rate Mortgage-Related Securities	43.2%
Repurchase Agreements	6.3%
U.S. Government Obligations	3.7%
U.S. Government Agency Securities	0.7%

Total	101.1%

ULTRA SHORT FUND

Percentage of
Security Allocation	Net Assets

Adjustable Rate Mortgage-Related Securities	76.1%
Fixed Rate Mortgage-Related Securities	13.0%
Repurchase Agreements	7.0%
U.S. Government Obligations	3.8%
Investment Companies	0.0%

Total	99.9%

SHORT U.S. GOVERNMENT FUND

Percentage of
Security Allocation	Net Assets

Fixed Rate Mortgage-Related Securities	46.1%
Adjustable Rate Mortgage-Related Securities	45.6%
Repurchase Agreements	8.3%

Total	100.0%

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2010 (Unaudited)

INTERMEDIATE MORTGAGE FUND

Percentage of
Security Allocation	Net Assets

Fixed Rate Mortgage-Related Securities	69.8%
Adjustable Rate Mortgage-Related Securities	25.5%
Repurchase Agreements	3.5%
U.S. Government Agency Securities	1.3%

Total	100.1%

U.S. GOVERNMENT MORTGAGE FUND

Percentage of
Security Allocation	Net Assets

Fixed Rate Mortgage-Related Securities	83.4%
Adjustable Rate Mortgage-Related Securities	12.6%
U.S. Government Agency Securities	2.1%
Investment Companies	1.9%

Total	100.0%

LARGE CAP EQUITY FUND

Percentage of
Security Allocation	Net Assets

Common Stocks	96.3%
Investment Companies	3.7%

Total	100.0%

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2010 (Unaudited)

B. EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending Account	Expense Paid	Expense Ratio
		Account Value	Value	During Period*	During Period**
		11/1/09	4/30/10	11/1/09 - 4/30/10	11/1/09 - 4/30/10

Money Market Fund		$1,000.00	$1,000.40	$0.15	0.03%
Ultra Short Mortgage Fund		1,000.00	1,025.70	2.86	0.57%
Ultra Short Fund		1,000.00	1,014.00	3.25	0.65%
Short U.S. Government Fund		1,000.00	1,001.40	3.23	0.65%
Intermediate Mortgage Fund		1,000.00	1,004.10	2.88	0.58%
U.S. Government Mortgage Fund		1,000.00	1,003.20	3.18	0.64%
Large Cap Equity Fund	Class AMF	1,000.00	1,144.20	5.69	1.07%
	Class H	1,000.00	1,146.90	4.52	0.85%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (continued)
APRIL 30, 2010 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending Account	Expense Paid	Expense Ratio
		Account Value	Value	During Period*	During Period**
		11/1/09	4/30/10	11/1/09 - 4/30/10	11/1/09 - 4/30/10

Money Market Fund		$1,000.00	$1,024.65	$0.15	0.03%
Ultra Short Mortgage Fund		1,000.00	1,021.97	2.86	0.57%
Ultra Short Fund		1,000.00	1,021.57	3.26	0.65%
Short U.S. Government Fund		1,000.00	1,021.57	3.26	0.65%
Intermediate Mortgage Fund		1,000.00	1,021.92	2.91	0.58%
U.S. Government Mortgage Fund		1,000.00	1,021.62	3.21	0.64%
Large Cap Equity Fund	Class AMF	1,000.00	1,019.49	5.36	1.07%
	Class H	1,000.00	1,020.58	4.26	0.85%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (concluded)
APRIL 30, 2010 (Unaudited)

C. OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-527-3713.

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street, Suite 2810
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street, Suite 2810
Chicago, IL 60606

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

LEGAL COUNSEL
Vedder Price, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
41 South High Street
Columbus, OH 43215

Item 2.	Code of Ethics.
Not applicable in Semi-Annual report filing.

Item 3.	Audit Committee Financial Expert.
Not applicable in Semi-Annual report filing.

Item 4.	Principal Accountant Fees and Services.
Not applicable in Semi-Annual report filing.

Item 5.	Audit Committee of Listed Companies.
Not applicable.

Item 6.	Schedule of Investments.
(a)(1) The Schedule is included as part of the report to Shareholders, filed under Item 1 of this Form.
(b)(2) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is filed herewith

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund By (Signature and Title)
/s/ Trent M. Statczar
Trent M. Statczar
Treasurer and Chief Financial Officer

Date: July 7, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr.
President

Date: July 7, 2010

By (Signature and Title)
/s/ Trent M. Statczar
Trent M. Statczar
Treasurer and Chief Financial Officer

Date: July 7, 2010